INVENTORY	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORY	NOTE 3:- INVENTORY Inventory is comprised of the following:
	September 30,	December 31,
	2025	2024

Raw materials	$1,929	$837
Work in process	948	264
Finished goods	91	804

	$2,968	$1,905